Goldman Sachs Growth Opportunities Fund | Summary - Service Shares - Goldman Sachs Growth Opportunities Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Service Shares of the

Goldman Sachs Growth Opportunities Fund (the “Fund”)

Supplement dated June 22, 2011 to the

Prospectus dated April 29, 2011 (the “Prospectus”)

Effective as of the start of business on July 1, 2011, Goldman Sachs Asset Management (the “Investment Adviser”) has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.97% as an annual percentage rate of the average daily net assets of the Fund.

Accordingly, effective July 1, 2011, the following replaces in its entirety the table and its accompanying footnotes in the “Goldman Sachs Growth Opportunities Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Service Shares, Goldman Sachs Growth Opportunities Fund
Management Fees		1.00%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.18%
Total Annual Fund Operating Expenses		1.43%
Fee Waiver and Expense Limitation	[1]	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation		1.15%
[1]	The Investment Adviser has agreed to (i) waive a portion of the management fee in order to achieve an effective net management fee rate of 0.97% of the Fund's average daily net assets (effective July 1, 2011), and (ii) reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, acquired fund fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.004% of the Fund's average daily net assets. Each arrangement will remain in effect through at least April 29, 2012, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. In addition, Goldman, Sachs & Co. ("Goldman Sachs") has agreed to waive distribution and service fees so as not to exceed an annual rate of 0.16% of the Fund's average daily net assets attributable to Service Shares through at least April 29, 2012, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001046292
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 22, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Service Shares, Goldman Sachs Growth Opportunities Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.28%) [1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.15%
Goldman Sachs Growth Opportunities Fund | Summary - Service Shares - Goldman Sachs Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gssqx_SupplementTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Service Shares of the

Goldman Sachs Growth Opportunities Fund (the “Fund”)

Supplement dated June 22, 2011 to the

Prospectus dated April 29, 2011 (the “Prospectus”)

Effective as of the start of business on July 1, 2011, Goldman Sachs Asset Management (the “Investment Adviser”) has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.97% as an annual percentage rate of the average daily net assets of the Fund.

Fees and Expenses of the Fund	gssqx_FundFeesAndExpensesAbstract
Supplement Expense Narrative [Text Block]	gssqx_SupplementExpenseNarrativeTextBlock	Accordingly, effective July 1, 2011, the following replaces in its entirety the table and its accompanying footnotes in the “Goldman Sachs Growth Opportunities Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2012

[1]	The Investment Adviser has agreed to (i) waive a portion of the management fee in order to achieve an effective net management fee rate of 0.97% of the Fund's average daily net assets (effective July 1, 2011), and (ii) reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, acquired fund fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.004% of the Fund's average daily net assets. Each arrangement will remain in effect through at least April 29, 2012, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. In addition, Goldman, Sachs & Co. ("Goldman Sachs") has agreed to waive distribution and service fees so as not to exceed an annual rate of 0.16% of the Fund's average daily net assets attributable to Service Shares through at least April 29, 2012, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.